                            SCHEDULE 14A INFORMATION

                  Proxy Statement Pursuant to Section 14(a) of
            the Securities Exchange Act of 1934 (Amendment No.    )

    Filed by the Registrant /X/
    Filed by a Party other than the Registrant / /

    Check the appropriate box:
    /X/  Preliminary Proxy Statement
    / /  Definitive Proxy Statement
    / /  Definitive Additional Materials
    / / Soliciting Material Pursuant to Section 240.14a-11(c) or Section 240.14a-12

                                              PFIZER INC.
- - --------------------------------------------------------------------------------
                (Name of Registrant as Specified In Its Charter)

                     MAURA E. MAHON, ASSISTANT CORPORATE COUNSEL
- - --------------------------------------------------------------------------------
(Name of Person(s) Filing Proxy Statement); Payment of Filing Fee (Check the
appropriate box):

/X/  $125 per Exchange Act Rules 0-11(c)(1)(ii), 14a-6(i)(1), 14a-6(i)(2)
/ / $500 per each party to the controversy pursuant to Exchange Act Rule 14a-6(i)(3)
/ /  Fee   computed  on   table  below   per  Exchange   Act  Rules  14a-6(i)(4)
     and 0-11
     1) Title of each class of securities to which transaction applies:
        ------------------------------------------------------------------------
     2) Aggregate number of securities to which transaction applies:
        ------------------------------------------------------------------------
     3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11:*
        ------------------------------------------------------------------------
     4) Proposed maximum aggregate value of transaction:
        ------------------------------------------------------------------------
* Set forth the amount on which the filing fee is calculated and state how it was determined.
/ / Check box if any part of the fee is offset as provided by Exchange Act Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing.
     1) Amount Previously Paid:
        ------------------------------------------------------------------------
     2) Form, Schedule or Registration Statement No.:
        ------------------------------------------------------------------------
     3) Filing Party:
        ------------------------------------------------------------------------
     4) Date Filed:
        ------------------------------------------------------------------------

                                         PFIZER INC
                                         235 EAST 42ND STREET
                                         NEW YORK, NY 10017-5755

                                     -------------------------------------------
 [LOGO]
Dear Fellow Shareholder:                                  March 16, 1995

                                            WILLIAM C. STEERE, JR.
                                         CHAIRMAN OF THE BOARD AND
                                         CHIEF EXECUTIVE OFFICER

You are cordially invited to attend the Annual Meeting of Shareholders of Pfizer Inc. which will be held on Thursday, April 27, 1995 at 10:00 a.m. in the Empire State Ballroom of the Grand Hyatt Hotel, 42nd Street and Lexington Avenue, New York, NY. Directions to the meeting site and a map of the meeting site area can be found at the end of the attached Proxy Statement.

This booklet includes the Notice of the Annual Meeting of Shareholders and the Proxy Statement. The Proxy Statement describes the business that will be transacted at the Annual Meeting and also provides important information about the Company and the items to be voted upon that you should consider when you vote your shares.

At this year's meeting, among other things, you will be asked to consider and to vote upon the election of six directors. All six nominees currently are directors of the Company. Their diversified experience and backgrounds have enabled them to contribute significantly to the success of the Company. Accordingly, your Board of Directors recommends that you vote FOR all of the nominees.

You also will be asked to approve the Board of Director's appointment of KPMG Peat Marwick LLP as the Company's independent auditors for the 1995 fiscal year. Your Board of Directors considers the firm well qualified for this position and therefore recommends that you vote FOR this proposal.

Additionally, you will be asked to approve an amendment to the Company's Restated Certificate of Incorporation to provide an increase in the number of authorized shares of Pfizer Common Stock and a corresponding decrease in the par value per share of the Common Stock. Your Board of Directors believes that the availability of additional shares will afford the Company greater flexibility in considering potential future actions, such as stock splits or stock dividends, and therefore recommends that you vote FOR this proposal.

EACH OF THE ITEMS UPON WHICH YOU WILL BE ASKED TO VOTE IS DISCUSSED MORE FULLY IN THE ATTACHED PROXY STATEMENT. WE URGE YOU TO READ THE PROXY STATEMENT COMPLETELY AND CAREFULLY SO THAT YOU CAN VOTE YOUR SHARES ON AN INFORMED BASIS.

YOUR VOTE IS IMPORTANT! Whether or not you plan to attend the Annual Meeting, and regardless of the number of shares you own, your representation and vote are very important. Therefore, we urge you to mark your choices, sign, date and return the enclosed proxy promptly in the accompanying business reply envelope. If you return a signed proxy without marking it, it will be voted in accordance with the recommendations of your Board of Directors. You may attend the Annual Meeting and vote in person, even if you previously have returned your proxy form.

                                                    Sincerely yours,

                                                               [SIG]
                                                    William C. Steere, Jr.

                                  PFIZER INC.

                    235 EAST 42ND STREET, NEW YORK, NY 10017

                  NOTICE OF THE ANNUAL MEETING OF SHAREHOLDERS

                                 APRIL 27, 1995
                                 --------------

    The Annual Meeting of Shareholders of Pfizer Inc., a Delaware corporation (the "Company"), will be held in the Empire State Ballroom of the Grand Hyatt Hotel, 42nd Street and Lexington Avenue, New York, NY. Directions to the meeting site and a map of the meeting site area can be found at the end of the attached Proxy Statement. The meeting will be held on Thursday, April 27, 1995, at 10:00 a.m., to consider and take action upon the following items:

    (1) the election of six directors (page 3);

    (2) a proposal to approve the appointment of KPMG Peat Marwick LLP as independent auditors of the Company for the year 1995 (page 24);

    (3) a proposal to amend the Company's Restated Certificate of Incorporation to increase the Company's authorized common stock and to decrease the par value per share of the common stock (page 24); and

    (4) such other business as may properly come before the Annual Meeting, or any adjournment thereof.

    Shareholders of record, as of the close of business on February 27, 1995, are entitled to notice of and to vote at the Annual Meeting. Beneficial owners of Company common stock who are not shareholders of record, but instead hold their shares in nominee names, must bring evidence of such ownership (such as an account statement showing ownership of Company common stock) to be admitted to the Annual Meeting.

                                          By order of the Board of Directors,

                                                             [SIG]
                                                      C. L. Clemente
                                                   SECRETARY

New York, NY, March 16, 1995

                                   IMPORTANT

  WHETHER OR NOT YOU PLAN TO ATTEND THE ANNUAL MEETING IN PERSON, PLEASE VOTE BY MEANS OF THE ENCLOSED PROXY. WE ASK YOU TO MARK YOUR CHOICES, SIGN, DATE AND RETURN THE PROXY AS SOON AS POSSIBLE IN THE ENCLOSED BUSINESS REPLY ENVELOPE. IF YOU RETURN A SIGNED PROXY WITHOUT MARKING IT, IT WILL BE VOTED IN ACCORDANCE WITH THE RECOMMENDATIONS OF THE BOARD OF DIRECTORS. BY PROMPTLY SIGNING AND RETURNING YOUR PROXY YOU WILL ASSIST THE COMPANY IN REDUCING EXPENSES FOR ADDITIONAL PROXY SOLICITATION.

                                  PFIZER INC.
                    235 EAST 42ND STREET, NEW YORK, NY 10017
                                PROXY STATEMENT

                                                                  March 16, 1995

    This Proxy Statement is furnished in connection with the solicitation by the Board of Directors of Pfizer Inc. (the "Company") of proxies for use at the Company's Annual Meeting of Shareholders to be held on April 27, 1995 ("Annual Meeting"), or any adjournment thereof. Holders of record of shares of Company common stock ("Common Stock") at the close of business on February 27, 1995 (the "Record Date") are entitled to vote at the Annual Meeting and each shareholder shall have one vote for each share of Common Stock registered in his or her name. On the Record Date, there were issued and outstanding and entitled to vote at the Annual Meeting 314,232,572 shares of Common Stock.

    As of the Record Date, no person owned of record or, to the Company's knowledge, owned beneficially, five percent or more of the outstanding shares of Common Stock.

    The enclosed proxy may be revoked by a shareholder at any time before it is voted by any of the following actions: the submission of a written revocation to the Company, the return of a subsequently dated proxy to the Company, or by the shareholder's personal vote at the Annual Meeting. This Proxy Statement and enclosed proxy are first being mailed to shareholders on or about March 16, 1995.

                         QUORUM AND TABULATION OF VOTES

    The By-laws of the Company (the "By-laws") provide that a majority of the shares of Common Stock issued and outstanding and entitled to vote, present in person or by proxy, shall constitute a quorum at a meeting of shareholders of the Company.

    Votes at the Annual Meeting of Shareholders will be tabulated by two independent judges of election appointed by the Company. Shares of Common Stock represented by a properly signed and returned proxy are considered as present at the Annual Meeting of Shareholders for purposes of determining a quorum.

    Pursuant to the By-laws, directors of the Company must be elected by a plurality vote. In the event that more than two candidates run for the same office, a plurality vote ensures that the person elected will be the one who receives the greatest number of votes, even if that number does not constitute a majority of the votes cast. Pursuant to the By-laws, all other questions shall be determined by a majority of the votes cast thereon, except as may otherwise be provided in the Certificate of Incorporation of the Company or by law.

    Brokers holding shares for beneficial owners must vote those shares according to the specific instructions they receive from the owners. If specific instructions are not received, however, brokers may vote these shares in their discretion, depending on the type of proposal involved. The rules of the New York Stock Exchange preclude brokers from exercising their voting discretion on certain proposals. Absent specific instructions from the beneficial owner in such a case, the broker may not vote on that proposal. This results in what is known as a "broker non-vote" on such a proposal. A "broker non-vote" has the effect of a negative vote when a majority of the shares issued and outstanding is required for approval of the proposal. A "broker non-vote" has the effect of reducing the number of required affirmative votes when a majority of the shares present and entitled to vote or a majority of the votes cast is required for approval of the proposal.

    Directors will be elected by a favorable vote of a plurality of the shares of Common Stock present and entitled to vote, in person or by proxy, at the Annual

Meeting of Shareholders. Votes "withheld" from director-nominee(s) will not count against the election of such nominee(s). Brokers have discretionary authority to vote on this proposal.

    Passage of the proposal to approve the appointment of KPMG Peat Marwick LLP (Item 2) requires the approval of a majority of the votes cast on this proposal. Abstentions as to this proposal will not count as votes cast "for" or "against" the proposal and will not be included in calculating the number of votes necessary for approval of the proposal. Passage of the proposal to approve an amendment to the Company's Restated Certificate of Incorporation to provide for an increase in the Company's authorized Common Stock and a decrease in the par value per share of the Common Stock (Item 3) requires the approval of a majority of the outstanding Common Stock. Abstentions as to this proposal will be treated the same as a vote cast "against" the proposal. The New York Stock Exchange determines whether brokers have discretionary authority to vote on a given proposal.

    If a properly signed proxy form is returned to the Company by a shareholder of record and is not marked, it will be voted in accordance with the recommendations of the Board on all proposals.

    The enclosed proxy may be revoked by the shareholder at any time before it is voted by the submission of a written revocation to the Company, by the return of a subsequently dated proxy to the Company, or by the shareholder's personal vote at the Annual Meeting of Shareholders.

    The Board is not aware of any matters that are expected to come before the Annual Meeting other than those referred to in this Proxy Statement. If any other matter should come before the Annual Meeting, the persons named in the accompanying proxy intend to vote such proxies in accordance with their best judgment.

                      ITEM 1 -- ELECTION OF SIX DIRECTORS

    During 1994, the Company's Board of Directors ("Board") met ten times. All the directors except George B. Harvey and Felix G. Rohatyn attended 75 percent or more of the meetings of the Board and Board committees on which they served in 1994.

    The Board is divided into three classes. One class is elected each year for a three-year term. This year the Board has nominated six individuals, all of whom are now directors of the Company, to serve for three-year terms. The Board unanimously recommends that shareholders vote "FOR" the six nominees for directors.

    The Board expects that all of the nominees will be available for election. In the event, however, that any of them should become unavailable, it is intended that the proxy would be voted for a nominee or nominees who would be designated by the Board, unless the Board reduces the number of directors serving on the Board.

SECURITY OWNERSHIP OF MANAGEMENT

    As of February 17, 1995, the nominees, other directors, and certain executive officers of the Company who are not directors of the Company, as named in the following table, according to information confirmed by them, owned beneficially, directly or indirectly, the number of shares of Common Stock indicated; held options, exercisable within 60 days after that date, to purchase the number of shares of Common Stock indicated, pursuant to the Company's Stock and Incentive Plan; and held the number of units indicated, pursuant to the Company's Nonfunded Deferred Compensation and Unit Award Plan for Non-Employee Directors. As of such date, no such person beneficially owned more than .12 percent of the outstanding Common Stock; all directors and executive officers as a group owned 996,230 shares of Common Stock, and options, exercisable within 60 days after that date, to purchase 1,455,525 shares of Common Stock, which together amounted to less than one percent of the outstanding Common Stock. As of February 17, 1995, no director or officer owned any of the Company's convertible debentures.

                                                                                                   AMOUNT OF
                                                                                                  BENEFICIAL
                                                                                              OWNERSHIP OF SHARES
                                                                                               OF COMMON STOCK,
    NAME AND AGE AS OF THE                    POSITION, PRINCIPAL OCCUPATION,                     OPTIONS AND
 APRIL 27, 1995 MEETING DATE               BUSINESS EXPERIENCE AND DIRECTORSHIPS                   UNITS(1)
- - ------------------------------  ------------------------------------------------------------  -------------------

                                NOMINEES FOR DIRECTORS WHOSE TERMS EXPIRE IN 1998

Grace J. Fippinger..........67  Vice President, Secretary and Treasurer from 1984 through           Shares: 4,141
                                 1990 of NYNEX Corporation, an exchange telecommunications
                                 and exchange access services company. Director of the Bear
                                 Stearns Companies,
                                 Inc. and Connecticut Mutual Life Insurance Company.
     [PHOTO1]                    Director of the Company since 1976. Member of the Company's
                                 Executive Committee and Corporate Governance Committee
                                 (formerly the Nominating Committee).

James T. Lynn...............68  Senior Advisor to Lazard Freres & Co., Investment Bankers,          Shares: 3,500
                                 since 1992. Chairman and Chief Executive Officer of Aetna
                                 Life and Casualty Company from 1984 to 1992 and Director
                                 from 1979 to 1992.
                                 Director of TRW Inc. Director of the Company since 1979.
      [PHOTO1]                   Member of the Company's Corporate Governance Committee
                                 (formerly the Nominating Committee). Chair of that
                                 Committee from 1986 through January 26, 1995.

Paul A. Marks...............68  President and Chief Executive Officer since 1980 of Memorial        Shares: 2,700
                                 Sloan-Kettering Cancer Center, a private health care               Units: 20,941
                                 institution devoted to cancer prevention, patient care,
                                 research and education. Director of
                                 several Dreyfus Mutual Funds, Life Technologies, Inc. and
      [PHOTO1]                   National Health Laboratories. Director of the Company since
                                 1978. Chair of the Company's Corporate Governance Committee
                                 and member of the Company's Executive Committee.

- - ------------
(1) As of February 17, 1995, these units are held under the Pfizer Inc. Nonfunded Deferred Compensation and Unit Award Plan for Non-Employee Directors. The value of a director's unit account is measured by the price of the Common Stock. The Plan is further described in this Proxy Statement under the sub-heading "Benefit Plans for Non-Employee Directors."

                                                                                                   AMOUNT OF
                                                                                                  BENEFICIAL
                                                                                              OWNERSHIP OF SHARES
                                                                                              OF COMMON STOCK,(1)
    NAME AND AGE AS OF THE                    POSITION, PRINCIPAL OCCUPATION,                     OPTIONS AND
 APRIL 27, 1995 MEETING DATE               BUSINESS EXPERIENCE AND DIRECTORSHIPS                   UNITS(2)
- - ------------------------------  ------------------------------------------------------------  -------------------
                                NOMINEES FOR DIRECTORS WHOSE TERMS EXPIRE IN 1998

Edmund T. Pratt, Jr.........68  Chairman Emeritus of the Company since 1992. Chairman of the      Shares: 388,823
                                 Board of the Company from 1972 to 1992. Chief Executive             Units: 2,166
                                 Officer of the Company from 1972 through April 25, 1991.
                                 Director of The
                                 Chase Manhattan Bank, N.A., The Chase Manhattan
     [PHOTO1]                    Corporation, General Motors Corporation, International
                                 Paper Company and Minerals Technologies, Inc. ("MTI").
                                 Director of the Company since 1969. Member of the Company's
                                 Executive Committee.

Felix G. Rohatyn............66  General Partner of Lazard Freres & Co., Investment Bankers,         Shares: 5,500
                                 since 1960. Director of Howmet Corporation, and General             Units: 5,656
                                 Instrument Corporation. Former Chairman of the Municipal
                                 Assistance Corporation
                                 for the City of New York, serving from 1975 to 1993.
     [PHOTO1]                    Director of the Company since 1971. Member of the Company's
                                 Executive Committee and Audit Committee.

William C. Steere, Jr.......58  Chairman of the Board of the Company since March 1992. Chief       Shares: 83,443
                                 Executive Officer of the Company since April 25, 1991.          Options: 173,392
                                 President of the Company from 1991 to 1992. Senior Vice
                                 President of the Company from
                                 1989 to 1991. Vice President of the Company from 1983 to
     [PHOTO1]                    1989, and President -- Pharmaceuticals Group from 1986
                                 through January 1991. Director of the Federal Reserve Bank of New York, MTI, Pharmaceutical Research and Manufacturers
                                 of America (PhRMA) and Texaco Inc. Member of the Business
                                 Roundtable. Director of the Company since 1987. Chair of
                                 the Company's Executive Committee.

- - ------------
(1) As of February 17, 1995, includes shares credited under the Savings and Investment Plan to employees of the Company included in this table. The Plan is further described in this Proxy Statement under the heading "Employee Benefit and Long-Term Compensation Plans." This table does not include the following number of shares held in the names of family members, as to which beneficial ownership is disclaimed: Mr. Pratt--30,000.

(2) As of February 17, 1995, these units are held under the Pfizer Inc. Nonfunded Deferred Compensation and Unit Award Plan for Non-Employee Directors. The value of a director's unit account is measured by the price of the Common Stock. The Plan is further described in this Proxy Statement under the sub-heading "Benefit Plans for Non-Employee Directors."

                                                                                                   AMOUNT OF
                                                                                                  BENEFICIAL
                                                                                              OWNERSHIP OF SHARES
                                                                                              OF COMMON STOCK,(1)
    NAME AND AGE AS OF THE                    POSITION, PRINCIPAL OCCUPATION,                     OPTIONS AND
 APRIL 27, 1995 MEETING DATE               BUSINESS EXPERIENCE AND DIRECTORSHIPS                   UNITS(2)
- - ------------------------------  ------------------------------------------------------------  -------------------
                                      DIRECTORS WHOSE TERMS EXPIRE IN 1996

Edward C. Bessey............60  Vice Chairman of the Company since 1992. President, U.S.           Shares: 52,705
                                 Pharmaceuticals Group since 1992. Executive Vice President       Options: 78,007
                                 of the Company from 1991 to 1992. Senior Vice President of the Company from
                                 1989 to 1991. Vice President of the Company from 1983 to
     [PHOTO1]                    1989, and President -- Hospital Products Group from 1982
                                 through 1991. Responsible for the Consumer Health Care
                                 Group since 1991. Director of The Green Point Savings Bank.
                                 Director of the Company since 1987.

Constance J. Horner.........53  Guest Scholar since 1993 at The Brookings Institution, an           Shares: 1,465
                                 organization devoted to research in economics, government
                                 and foreign policy. Commissioner, U.S. Commission on Civil
                                 Rights since 1993.
                                 Served at the White House as Assistant to the President and
     [PHOTO1]                    as Director of Presidential Personnel from August 1991 to
                                 January 1993. Deputy Secretary, U.S. Department of Health
                                 and Human Services from 1989 to 1991. Director of the U.S.
                                 Office of Personnel Management from 1985 to 1989. Director of Ingersoll-Rand and The Prudential Insurance Co. of
                                 America. Director of the Company since 1993. Member of the
                                 Company's Corporate Governance Committee (formerly the
                                 Nominating Committee).

Thomas G. Labrecque.........56  Chairman and Chief Executive Officer and a director of The          Shares: 1,700
                                 Chase Manhattan Corporation, a bank holding company, and
                                 The Chase Manhattan Bank, N.A. since 1990. President of The
                                 Chase Manhattan
                                 Corporation and The Chase Manhattan Bank, N.A. from 1981 to
      [PHOTO1]                   1990. Director of Alumax Inc. Vice President of The Bankers
                                 Roundtable and the International Monetary Conference.
                                 Director of the Company since 1993. Member of the Company's
                                 Executive Compensation Committee.

- - ------------
(1) As of February 17, 1995, includes shares credited under the Savings and Investment Plan to employees of the Company included in this table. The Plan is further described in this Proxy Statement under the heading "Employee Benefit and Long-Term Compensation Plans."

(2)  As of  February  17, 1995,  these  units are  held  under the  Pfizer  Inc.
     Nonfunded Deferred Compensation and Unit Award Plan for Non-Employee Directors. The value of a director's unit account is measured by the price of the Common Stock. The Plan is further described in this Proxy Statement under the sub-heading "Benefit Plans for Non-Employee Directors."

                                                                                                   AMOUNT OF
                                                                                                  BENEFICIAL
                                                                                              OWNERSHIP OF SHARES
                                                                                              OF COMMON STOCK,(1)
    NAME AND AGE AS OF THE                    POSITION, PRINCIPAL OCCUPATION,                     OPTIONS AND
 APRIL 27, 1995 MEETING DATE               BUSINESS EXPERIENCE AND DIRECTORSHIPS                   UNITS(2)
- - ------------------------------  ------------------------------------------------------------  -------------------
                                      DIRECTORS WHOSE TERMS EXPIRE IN 1996

Jean-Paul Valles............58  Chairman of MTI, a resource and technology-based company           Shares: 65,765
                                 that develops, produces and markets specialty mineral            Options: 78,770
                                 products, since 1989. Chief Executive Officer of MTI since          Units: 1,746
                                 1992. Formerly Vice Chairman
                                 of the Company from March to October 1992. Executive Vice
     [PHOTO1]                    President of the Company from 1991 to 1992. Senior Vice
                                 President of the Company from 1989 through 1991. Senior
                                 Vice President -- Finance of the Company from 1989 to 1990 and Vice President -- Finance of the Company from 1980 to
                                 1989. Director of the Company since 1980.

                                      DIRECTORS WHOSE TERMS EXPIRE IN 1997

M. Anthony Burns............52  Chairman of the Board since 1985, Chief Executive Officer           Shares: 1,700
                                 since 1983, President and Director since 1979, of Ryder
                                 System, Inc., a provider of transportation and logistics
                                 services in the Americas and
                                 Western Europe. Director of The Chase Manhattan Bank, N.A.,
      [PHOTO1]                   The Chase Manhattan Corporation and J.C. Penney Company,
                                 Inc. Director of the Company since 1988. Chair of the
                                 Company's Executive Compensation Committee.

George B. Harvey............64  Chairman, President, and Chief Executive Officer since 1983         Shares: 1,509
                                 and Director since 1980 of Pitney Bowes, a provider of                Units: 509
                                 mailing and office systems and management and financial
                                 services. Director of Connecticut
                                 Mutual Life Insurance Company, McGraw-Hill, Inc., and
     [PHOTO1]                    Merrill Lynch & Co., Inc. Director of the Company since
                                 September 1994. Member of the Company's Executive
                                 Compensation Committee.

- - ------------
(1) This table does not include the following number of shares held in the names of family members, as to which beneficial ownership is disclaimed:
     Dr. Valles--14,510.

(2)  As of  February  17, 1995,  these  units are  held  under the  Pfizer  Inc.
     Nonfunded Deferred Compensation and Unit Award Plan for Non-Employee Directors. The value of a director's unit account is measured by the price of the Common Stock. The Plan is further described in this Proxy Statement under the sub-heading "Benefit Plans for Non-Employee Directors."

                                                                                                   AMOUNT OF
                                                                                                  BENEFICIAL
                                                                                              OWNERSHIP OF SHARES
                                                                                               OF COMMON STOCK,
    NAME AND AGE AS OF THE                    POSITION, PRINCIPAL OCCUPATION,                     OPTIONS AND
 APRIL 27, 1995 MEETING DATE               BUSINESS EXPERIENCE AND DIRECTORSHIPS                   UNITS(1)
- - ------------------------------  ------------------------------------------------------------  -------------------
                                      DIRECTORS WHOSE TERMS EXPIRE IN 1997
Stanley O. Ikenberry........60  President since 1979 of the University of Illinois, a               Shares: 3,212
                                 comprehensive public research university with campuses at           Units: 6,933
                                 Urbana-Champaign and Chicago. Director of the Franklin Life
                                 Insurance Company, Harris
                                 Bank, Utilicorp United Inc. and the Carnegie Foundation for
      [PHOTO1]                   the Advancement of Teaching. Director of the Company since
                                 1982. Chair of the Company's Audit Committee.

Franklin D. Raines..........46  Vice Chairman since 1991 of the Federal National Mortgage             Shares: 600
                                 Association (Fannie Mae), a company that provides a                 Units: 1,180
                                 secondary market for residential mortgages. General Partner in municipal finance at the
                                 investment banking firm of Lazard Freres & Co. from
      [PHOTO1]                   1985-1990. Director of Fannie Mae and the MITRE
                                 Corporation. Director of the Company since August 1993.
                                 Member of the Company's Audit Committee.

                                 NAMED EXECUTIVE OFFICERS WHO ARE NOT DIRECTORS

Henry A. McKinnell, Jr. 52      Executive Vice President and Chief Financial Officer of the        Shares: 19,407
                                 Company; President of the Company's Hospital Products            Options: 88,656
                                 Group. Director of Aviall, Inc.

Robert Neimeth..............59  Executive Vice President of the Company; President of the          Shares: 46,211
                                 Company's International Pharmaceuticals Group. Responsible      Options: 110,032
                                 for the Company's Animal Health Group.

John F. Niblack.............56  Executive Vice President -- Research and Development.              Shares: 14,481
                                 Responsible for the Company's Central Research, Drug             Options: 57,703
                                 Regulatory Affairs, Licensing and Development and Quality
                                 Control Divisions.

- - ------------
(1)  As of  February  17, 1995,  these  units are  held  under the  Pfizer  Inc.
     Nonfunded Deferred Compensation and Unit Award Plan for Non-Employee Directors. The value of a director's unit account is measured by the price of the Common Stock. The Plan is further described in this Proxy Statement under the sub-heading "Benefit Plans for Non-Employee Directors."

                       COMPENSATION OF EXECUTIVE OFFICERS

    The following table sets forth information concerning the compensation during the last three fiscal years of each of the five most highly compensated executive officers of the Company (hereafter referred to collectively as the "Named Executive Officers").

                           SUMMARY COMPENSATION TABLE

                                                                                    LONG TERM
                                                                                   COMPENSATION
                                                                         --------------------------------
                                             ANNUAL COMPENSATION                AWARDS
                                      ---------------------------------- ---------------------  PAYMENTS
                                                              OTHER      RESTRICTED SECURITIES ----------
                                                              ANNUAL       STOCK    UNDERLYING    LTIP      ALL OTHER
            NAME AND                   SALARY   BONUS(1)  COMPENSATION(2) AWARDS(3)  OPTIONS   PAYOUTS(4) COMPENSATION(5)
       PRINCIPAL POSITION        YEAR    ($)       ($)         ($)          ($)        (#)        ($)          ($)
- - ------------------------------------------------------------------------------------------------------------------------
W. C. Steere, Jr. .............. 1994 1,016,667 1,925,000     20,511             0    78,600     641,000      73,253
  Chairman/CEO
W. C. Steere, Jr. .............. 1993 1,100,000   800,000      9,614       600,023    75,000           0      64,000
  Chairman/CEO
W. C. Steere, Jr. .............. 1992 1,000,000   500,000      5,477             0    92,700           0      54,000
  CEO/President
- - ------------------------------------------------------------------------------------------------------------------------
E. C. Bessey.................... 1994   600,000   606,000     25,800             0    21,750     230,760      35,098
  Vice Chairman; President, U.S.
   Pharmaceuticals Group
E. C. Bessey.................... 1993   600,000   275,000     16,170       100,023    16,500           0      32,600
  Vice Chairman; President, U.S.
   Pharmaceuticals Group
E. C. Bessey.................... 1992   571,000   215,000     11,276             0    34,502           0      30,040
  Vice Chairman; President, U.S.
   Pharmaceuticals Group
- - ------------------------------------------------------------------------------------------------------------------------
H. McKinnell, Jr. .............. 1994   528,333   521,000     23,749             0    26,630     230,760      32,865
  Executive V.P. & CFO;
   President -- HPG
H. McKinnell, Jr. .............. 1993   505,000   290,000     16,233       135,020    30,000           0      26,600
  Executive V.P. & CFO;
   President -- HPG
H. McKinnell, Jr. .............. 1992   425,000   160,000          0             0    29,050           0      21,000
  Executive V.P. & CFO;
   President -- HPG
- - ------------------------------------------------------------------------------------------------------------------------
R. Neimeth...................... 1994   497,500   449,000     14,141             0    21,490     192,300      29,803
  Executive V.P.; President --
   International Pharmaceuticals
   Group
R. Neimeth...................... 1993   485,000   245,000      9,427       105,048    15,000           0      25,400
  Executive V.P.; President --
   International Pharmaceuticals
   Group
R. Neimeth...................... 1992   450,000   150,000          0             0    26,150           0      23,000
  Executive V.P.; President --
   International Pharmaceuticals
   Group
- - ------------------------------------------------------------------------------------------------------------------------
J. F. Niblack................... 1994   515,000   432,000      3,701             0    21,450     192,300      29,673
  Executive V.P. -- Research and
   Development
J. F. Niblack................... 1993   500,000   225,000          0        75,018    25,000           0      24,000
  Executive V.P. -- Research and
   Development
J. F. Niblack................... 1992   402,500   100,000          0             0    31,010           0      19,700
  V.P.; President -- Central
   Research

- - ---------------
(1) The amounts shown in this column for 1994 constitute the Annual Incentive Awards made to each officer based on the Board's evaluation of each officer's performance. In 1994, the Board awarded to the Named Executive Officers bonus amounts in all cash rather than awards valued in both cash and restricted stock (in lieu of cash) which had been previously awarded in 1993. These awards are discussed in further detail in the Executive Compensation Committee's Report on page 13 of this Proxy Statement.
(FOOTNOTES CONTINUED ON NEXT PAGE)

(FOOTNOTES CONTINUED FROM PREVIOUS PAGE)

(2) The amounts shown in this column represent tax payments made by the Company on behalf of the Named Executive Officers relating to their use of Company automobiles and for the imputed value of personal financial counseling.
     These payments in 1994 were as follows: relating to use of the Company automobiles -- Mr. Steere - $16,109; Mr. Bessey - $21,070; Dr. McKinnell -
     $22,852; Mr. Neimeth - $9,475; and Dr. Niblack - 0; relating to receipt of personal financial counseling -- Mr. Steere - $4,402; Mr. Bessey - $4,730;
     Dr. McKinnell - $897; Mr. Neimeth - $4,666; and Dr. Niblack - $3,701.

(3) The amounts shown in this column represent the dollar values on the date of grant (February 17, 1994) of the following number of restricted shares of the Company's Common Stock awarded as part of their 1993 compensation. Mr.
     Steere - 10,390 shares; Mr. Bessey - 1,732 shares; Dr. McKinnell - 2,338 shares; Mr. Neimeth - 1,819 shares; and Dr. Niblack - 1,299 shares. All such shares of restricted stock have vested or will vest as follows:
     one-third on February 17, 1995, one-third on February 17, 1996, and one-third on February 17, 1997. Dividends will be paid during the restricted period. The market value of these shares (including those shares that vested on February 17, 1995) as of December 31, 1994, using a market value of $77.0625 per share, was as follows: Mr. Steere - $800,679; Mr.
     Bessey - $133,472; Dr.  McKinnell - $180,172; Mr.  Neimeth - $140,177;  and
     Dr. Niblack - $100,104.

(4) The amounts shown in this column represent the dollar market value of shares of the Company's Common Stock on February 15, 1995 (the payment date) earned by the Named Executive Officers pursuant to the Company's
     Performance-Contingent Share Award Program. The number of
     Performance-Contingent Shares awarded to each executive officer was as follows: Mr. Steere - 8,000; Mr. Bessey - 2,880; Dr. McKinnell - 2,880; Mr.
     Neimeth - 2,400; and Dr. Niblack - 2,400. This Program is discussed in greater detail in the Report of the Executive Compensation Committee on page 13 of this Proxy Statement and also under the heading "Employee
     Benefit and Long-Term Compensation Plans."

(5) The amounts shown in this column constitute Company matching funds under the Company's Savings and Investment Plan and related supplemental plan.
     These plans  are  described  in  this Proxy  Statement  under  the  heading
     "Employee Benefit and Long-Term Compensation Plans."

                             OPTION GRANTS IN 1994

    The following table shows all options to purchase the Company's Common Stock granted to each of the Named Executive Officers of the Company in 1994 and the potential value of such grants at stock price appreciation rates of 0%, 5% and 10%, compounded annually over the maximum ten-year term of the options. Also shown is the potential gain of all outstanding shares of Common Stock held by the Company's shareholders as of December 31, 1994 using the same base price and appreciation rates and compounded over the same ten-year period. The 5% and 10% rates of appreciation are required to be disclosed by the rules of the Securities and Exchange Commission ("SEC") and are not intended to forecast possible future actual appreciation, if any, in the Company's stock prices. The Company did not use an alternative present value formula permitted by the rules of the SEC because in the Company's view, potential future unknown or volatile factors result in there being no such formula that can determine with reasonable accuracy the present value of such option grants.

                                            INDIVIDUAL GRANTS
                          -----------------------------------------------------           POTENTIAL REALIZABLE VALUE AT
                           NUMBER OF     PERCENT OF                                    ASSUMED ANNUAL RATES OF STOCK PRICE
                           SECURITIES   TOTAL OPTIONS                                   APPRECIATION FOR OPTION TERM ($)
                           UNDERLYING    GRANTED TO    EXERCISE OR               -----------------------------------------------
                            OPTIONS     EMPLOYEES IN   BASE PRICE   EXPIRATION       0%
          NAME            GRANTED (#)    FISCAL YEAR    ($/SH)(2)      DATE          --              5%               10%
- - ------------------------  ------------  -------------  -----------  -----------               ----------------  ----------------
W. C. Steere, Jr. ......      78,600(1)        1.59          68.50     8/24/04            0          3,386,032         8,580,869
E. C. Bessey............      21,750(1)        0.44          68.50     8/24/04            0            936,974         2,374,477
H. McKinnell, Jr. ......      26,630(1)        0.54          68.50     8/24/04            0          1,147,201         2,907,233
R. Neimeth..............      21,490(1)        0.43          68.50     8/24/04            0            925,774         2,346,092
J. F. Niblack...........      21,450(1)        0.43          68.50     8/24/04            0            924,051         2,341,726
All Shareholders........      N/A            N/A          N/A          N/A                0     12,449,746,718    31,550,102,541

- - ---------------
(1) Option grants for each Named Executive Officer consisted of a Key Grant and an Across-the-Board Grant. Key Grants were awarded as follows: Mr. Steere - 75,000; Mr. Bessey - 20,000; Dr. McKinnell - 25,000; Mr. Neimeth - 20,000
     and Dr. Niblack - 20,000. These  options are first exercisable as  follows:
     One-fifth on 8/25/95, one-fifth on 8/25/96, one-fifth on 8/25/97, one-fifth on 8/25/98 and one-fifth on 8/25/99. The Across-the-Board Grants, first exercisable on 8/25/95, were awarded as follows: Mr. Steere - 3,600; Mr. Bessey - 1,750; Dr. McKinnell - 1,630; Mr. Neimeth - 1,490; and Dr. Niblack
     - 1,450.

(2) The exercise price for all stock option grants shown in this column is the market price of the Company's Common Stock on the date of the grant.

                    AGGREGATED OPTION EXERCISES IN 1994 AND
                       OPTION VALUES AT DECEMBER 31, 1994

    The following table provides information as to options exercised by each of the Named Executive Officers in 1994, and the value of the remaining options held by each such executive officer at year-end, measured using the mean of the high and the low trading price ($77.0625) of the Company's Common Stock on December 30, 1994.

                                                                 NUMBER OF SECURITIES
                                                                      UNDERLYING            VALUE OF UNEXERCISED
                                                               UNEXERCISED OPTIONS HELD     IN-THE-MONEY OPTIONS
                                       SHARES                        AT 12/31/94                 AT 12/31/94
                                     ACQUIRED ON    VALUE     --------------------------  -------------------------
                                      EXERCISE     REALIZED   EXERCISABLE  UNEXERCISABLE  EXERCISABLE UNEXERCISABLE
               NAME                      (#)         ($)          (#)           (#)          ($)           ($)
- - -----------------------------------  -----------  ----------  -----------  -------------  ----------  -------------
W. C. Steere, Jr. .................       1,156       37,853     214,026        191,100    4,600,262     1,551,919
E. C. Bessey.......................      28,270    1,120,522     107,109         34,125    1,993,069       360,258
H. McKinnell, Jr. .................      13,196      570,565      94,772         51,630    2,169,801       579,582
R. Neimeth.........................      23,248      754,593     110,032         32,740    2,800,573       342,211
J. F. Niblack......................       9,751      429,140      57,703         46,033      651,152       482,494

                   LONG-TERM INCENTIVE PLAN -- AWARDS IN 1994

    The following table provides information concerning the participation of the Named Executive Officers in a long-term compensation plan called the Performance-Contingent Share Award Program pursuant to which they were awarded the right to earn shares of the Company's Common Stock ("Performance-Contingent Shares"). Actual payouts of these Performance-Contingent Shares, if any, will be determined in accordance with a non-discretionary formula which measures the Company's performance over a five-year period using certain performance goals that were determined by the Company's Executive Compensation Committee and approved by the Board. The formula is comprised of two performance criteria -- growth in total shareholder return and growth in earnings per share -- over the performance period relative to the industry peer group ("Peer Group") referred to in the Performance Graph shown on page 17 of this Proxy Statement. To the extent that the Company's performance exceeds the low end of the range of the Peer Group's performance for either or both of the performance criteria, a varying amount of shares up to the maximum will be earned. Details regarding these awards are discussed in the Executive Compensation Committee's Report beginning on page 13 of this Proxy Statement.

                                                                               ESTIMATED FUTURE PAYOUTS
                                                     PERFORMANCE PERIOD    UNDER NON-STOCK PRICE-BASED PLANS
                                                      (OR OTHER PERIOD   -------------------------------------
                                      NUMBER OF       UNTIL MATURATION   THRESHOLD(2)    TARGET
NAME                                  SHARES(1)          OR PAYOUT)           (#)          (#)     MAXIMUM (#)
- - --------------------------------------------------------------------------------------------------------------
W. C. Steere, Jr................              *         1/1/94-12/31/98        2,500       15,000      25,000
                                                        1/1/95-12/31/99        2,500       15,000      25,000
- - --------------------------------------------------------------------------------------------------------------
E. C. Bessey....................              *         1/1/94-12/31/98          900        5,400       9,000
                                                        1/1/95-12/31/99          900        5,400       9,000
- - --------------------------------------------------------------------------------------------------------------
H. McKinnell, Jr................              *         1/1/94-12/31/98          900        5,400       9,000
                                                        1/1/95-12/31/99          900        5,400       9,000
- - --------------------------------------------------------------------------------------------------------------
R. Neimeth......................              *         1/1/94-12/31/98          750        4,500       7,500
                                                        1/1/95-12/31/99          750        4,500       7,500
- - --------------------------------------------------------------------------------------------------------------
J. F. Niblack...................              *         1/1/94-12/31/98          750        4,500       7,500
                                                        1/1/95-12/31/99          750        4,500       7,500

- - ---------------
(1) The actual number of Performance-Contingent Shares that will be paid out at the end of the applicable period, if any, is not yet determinable because the shares earned by the Named Executive Officers will be based upon the Company's future performance compared to the future performance of the Peer Group.

(2) If the minimum performance of the Company in both performance measures is at the low end of the range relative to the Peer Group, then no Performance-Contingent Shares will be earned by the Named Executive Officers. To the extent that the Company's performance exceeds the low end of the range of Peer Group performance, the minimum shares that will be awarded is shown in the "Threshold" column.

                    EXECUTIVE COMPENSATION COMMITTEE REPORT

    The last section of this report is a glossary containing definitions of the capitalized terms used in this report, unless such terms previously have been defined in this Proxy Statement.

OVERVIEW OF COMPENSATION PHILOSOPHY AND PROGRAM

    The Committee establishes the salaries and other compensation of the executive officers of the Company, including the Chairman and CEO of the Company and other Named Executive Officers. The Committee consists entirely of independent directors who are not officers or employees of the Company.

    The Company's executive compensation program is designed to:

    - motivate, reward and retain the executive officers who have contributed to the Company's success by insuring that they are paid competitively;

    - link a substantial part of each executive officer's compensation to the performance of both the Company and the individual executive officer; and

    - encourage ownership of Company common stock by executive officers.

    As discussed below, the program consists of three elements -- base salaries, Annual Incentive Awards and long-term incentive compensation. Salaries are based on the Committee's evaluation of individual job performance and an assessment of the salaries paid by the Company's Peer Group to executive officers holding equivalent positions at those companies. Annual Incentive Awards are based on an evaluation of both individual and Company performance. Long-term incentive awards, which consist of stock options and a Performance-Contingent Share Award Program, are designed to insure that incentive compensation is linked to the performance of the Company. In addition, the Named Executive Officers and other members of senior management are expected to own a specific minimum amount of Common Stock under the Company's stock ownership program.

EVALUATION OF EXECUTIVE PERFORMANCE

    Except as is otherwise specifically noted in this report, the Committee does not rely solely on predetermined formulae when it evaluates the performance of the Chairman and CEO and the Company's other executive officers, including the Named Executive Officers. Instead, the Committee considers management's overall accomplishments relating to the Company's financial performance and other criteria discussed below. In 1994, management continued to implement effectively its long-term strategies which included: improving operating margins, continuing the implementation of a restructuring program begun in 1993, maintaining the flow of new product candidates in the Company's research pipeline and augmenting the Company's research and marketing abilities with key external collaborations. The Committee believes that the success of these strategies is evidenced by the Company's strong financial performance from ongoing operations in 1994, the improvement in the Company's operating margins, the strength of the Company's current product portfolio which resulted in exceptional sales growth in 1994, the broad acceptance of the Company's products in today's managed-care marketplace, and the unprecedented number of promising new product candidates currently under development by the Company.

    The Committee also has taken into account management's ability to respond to the dramatic changes occurring within the U.S. marketplace for health care products and services. The potential impact of proposed health care reforms at both the state and federal level continues to be of particular importance to the Company and its shareholders. It is the Committee's opinion that, in this ever-changing environment, management continues to develop effectively and implement strategies that will enable the Company to remain a leader in the health care industry well into the next decade. The Committee took particular note of the fact that, for the twelve-month period ended September 30, 1994, the Company ranked sixth in worldwide pharmaceutical sales among worldwide ethical pharmaceutical concerns, up from tenth in September of 1991. In addition, Mr. Steere and his senior management team have undertaken, and continue to undertake, significant action to effectively communicate the Company's position on health care issues to the Company's shareholders, the public and the government. The benefits of these efforts to the Company cannot, of course, be quantifiably measured but the Committee believes that these efforts are vital to the Company's continuing success.

SALARY

    In making its decision on salary levels, the Committee did not use a predetermined formula. Instead, the 1994 salaries of the Chairman and CEO and the other executive officers were based on the Committee's evaluation of each officer's individual job performance and an assessment of the salaries paid by the Peer Group to executive officers holding equivalent positions at the Peer Group companies. Salary ranges are assigned to each executive officer position based on an evaluation of the compensation paid by the Peer Group to executive officers holding comparable positions at those companies. That target salary for the Company's executive officers is aligned with the median value of the Peer Group survey data. The salaries awarded to Mr. Steere and the other executive officers in 1994 on average exceeded the median salaries paid by the Peer Group to executive officers holding comparable positions at those companies. Mr. Steere's salary in 1994 totaled $1,016,667. For 1995 it has been set at $1,030,000 which represents a 1.3% increase from his 1994 salary. The 1994 salaries of the other Named Executive Officers are shown in the "Salary" column of the Summary Compensation Table on page 9 of this Proxy Statement.

ANNUAL INCENTIVE AWARDS

    The second element of the compensation program is the Annual Incentive Award Program. For Mr. Steere, the Annual Incentive Award can range from 0 percent to 200 percent of his salary, depending upon the Board's evaluation of Mr. Steere's performance. In evaluating his performance, the Committee used the performance indicators described above under "Evaluation of Executive Performance" and other confidential performance indicators that were recommended by Mr. Steere, adopted by the Committee and confirmed by the Board in February of 1994. After reviewing actual results in 1994 against the performance indicators, the Committee approved, and the Board confirmed, a 1994 Annual Incentive Award for Mr. Steere of $1,925,000.

    The 1994 Annual Incentive Awards for other executive officers were based, in part, on the same performance indicators used to determine Mr. Steere's annual award. In addition, the executive officers were required to achieve certain individual goals relating to their positions as well as confidential goals contained in the Operating Plans of the businesses for which they are responsible. The Annual Incentive Awards paid to each of the Named Executive Officers are shown in the "Bonus" column of the Summary Compensation Table on page 9 of this Proxy Statement.

LONG-TERM INCENTIVE AWARDS

    In 1994, Mr. Steere and the other executive officers participated in the Company's long-term incentive compensation program. As discussed below, the program consisted of stock option grants made under the Company's Stock and Incentive Plan and awards made under the Company's Performance-Contingent Share Award Program.

(A) STOCK OPTIONS

    The Committee granted Key-Employee Stock Options to each executive officer in 1994 under the Company's Stock and Incentive Plan. In selecting the size of the Key-Employee Stock Option grants, the Committee reviewed competitive data relating to similar grants made by the Peer Group to executive officers holding comparable positions at those companies, the individual stock ownership of the Company's executive officers and the potential value of the 1994 Performance-Contingent Share Awards made to such officers. Based upon this data, Mr. Steere was awarded Key-Employee Stock Options for 75,000 shares of Common Stock and the other Named Executive Officers were awarded the number of Key-Employee Stock Options shown in footnote 1 to the "Option Grants in 1994" table on page 11 of this Proxy Statement. The Key-Employee Stock Options of the Named Executive Officers and certain other executive officers will vest over a five-year period, with 20 percent of the options vesting each year. All other executive officers' Key-Employee Stock Options will vest over a four-year period, with 25 percent of the options vesting each year.

    Key-Employee Stock Options granted to Mr. Steere and the other Named Executive Officers, when combined with the value of the Performance-Contingent Shares that these officers may potentially earn, are targeted by the Committee to fall at the median range of the value of long-term incentives granted by the Peer Group to executive officers holding comparable positions at those companies, assuming that the Company's performance also falls at the median of the Peer Group's performance. If the Company's actual performance exceeds the median performance of the Peer Group, however, the total value of long-term incentive awards (which would include Performance-Contingent Share awards
discussed  below)  will  be   higher  than  the  median   awards  made  by   the

Peer Group. Similarly, if the Company's performance falls below the median performance of the Peer Group, the total value of the long-term incentive awards would fall below the median awards of the Peer Group.

    In addition, in August of 1994 the Board granted Across-the-Board Stock Options to all U.S. and Puerto Rico employees of the Company, including Mr. Steere and the other executive officers. The total number of Across-the-Board Stock Options granted to each employee was based on compensation levels -- one option was granted to each employee for every $500 of annualized compensation, which for all executive officers was comprised of salary and bonus. Mr. Steere received 3,600 Across-the-Board Stock Options in 1994 and the other Named Executive Officers received the number of Across-the-Board Stock Options shown in footnote 1 to the "Option Grants in 1994" table on page 11 of this Proxy Statement. All Across-the-Board Stock Options will vest one year after the date of their grant.

(B) PERFORMANCE-CONTINGENT SHARE AWARDS

    The Committee also made awards to Mr. Steere and other executive officers in 1994, including the Named Executive Officers, under the Company's Performance-Contingent Share Award Program. The potential size of each award, including the maximum number of shares of Common Stock that may be earned by each executive officer, was established by the Committee after examining similar awards made by the Peer Group to executive officers holding comparable positions at those companies. Payments pursuant to the awards are determined by using a non-discretionary formula comprised of two performance criteria measured over the applicable performance period: total shareholder return and earnings per share growth over the performance period relative to the performance of the Peer Group. The performance formula weighs each criterion equally. To the extent that the Company's performance exceeds the low end of the range of the performance of the Peer Group in either or both of the performance criteria, a varying amount of shares of Common Stock up to the maximum will be earned.

    Except for the 1993 awards, which provide for shorter performance periods, the performance period for all awards made under this program is five years. Based on the Company's performance during the 1993-94 performance period, Mr. Steere and the other Named Executive Officers earned between the target and the maximum number of Performance-Contingent Shares possible under the 1993 award formula previously approved by the Committee. The total number of such shares earned by Mr. Steere was 8,000. The total number of shares earned by each of the Named Executive Officers is shown in footnote 4 to the "LTIP Payouts" column of the Summary Compensation Table on page 9 of this Proxy Statement.

    In connection with the 1994 awards for Mr. Steere, the number of Performance-Contingent Shares that he may earn at the end of each of the applicable five-year performance periods (1/1/94 -- 12/31/98 and 1/1/95 -- 12/31/99, respectively) will range from 0 to 25,000. As for the other Named Executive Officers, the number of Performance-Contingent Shares that Mr. Bessey and Dr. McKinnell may earn at the end of each of the same five-year performance periods will range from 0 to 9,000 while the number of such shares that Mr. Neimeth and Dr. Niblack may earn will range from 0 to 7,500. The maximum number of Performance-Contingent Shares that may be earned by Mr. Steere and the other Named Executive Officers is shown in the table headed "Long-Term Incentive Plan
- - -- Awards in 1994" on page 12 of this Proxy Statement.

TAX POLICY

    In 1993 the Internal Revenue Code ("Code") was amended with respect to the tax deductibility of executive compensation. Under the Code, publicly-held companies such as the Company may not deduct compensation paid to certain executive officers to the extent that such compensation exceeds $1 million in any one year for each such officer. The regulations include an exception for "performance-based" compensation, including stock options granted under a stock option plan that has been previously approved by shareholders, provided that such options are not issued below the fair market value of the stock on the date of the grant. The Company's Stock and Incentive Plan meets these requirements so stock options awarded to the Company's executive officers in 1994 are eligible for the performance-based compensation exception to the deduction limitation. Compensation other than stock options, however, must meet other requirements in order to qualify as tax deductible "performance-based" compensation.

    Under the Code, compensation is deemed "performance-based", and not subject to the $1 million deduction limitation, if it meets the fol-lowing requirements: (1) it is paid solely on account of the attainment of one or more preestablished objective performance goals; (2) the performance goals under which the compensation is to be paid are established by a committee comprised solely of two or more outside directors; (3) the committee certifies in writing prior to payment of the compensation that the performance goals and any other material terms of payment were, in fact, satisfied; and (4) the material terms of the performance goals under which the compensation is to be paid has been approved by a vote of the majority of the outstanding shares of the Company.

    The Performance-Contingent Share Awards granted in 1994 to Mr. Steere and the other executive officers qualify as "performance-based" compensation under the requirements of the Code as set forth above. Accordingly, the eventual payouts of these awards will be fully deductible by the Company.

    The Annual Incentive Awards granted to the Company's executive officers in 1994 are not eligible for the performance-based exception under the Code because they were awarded based, in part, on certain goals (such as restructuring the Company to respond to changes occurring within the U.S. health care marketplace) that would not be deemed "objective" goals as required by the Code. The Committee and the Board believe that it is in the best interests of the Company and its shareholders, however, to set goals that are not exclusively objective in connection with the Annual Incentive Award Program. The Committee and the Board will continue to evaluate their position on this issue, however, as the regulations under the Code are developed.

STOCK OWNERSHIP PROGRAM

    A stock ownership program was adopted by the Board upon this Committee's recommendation in August of 1993. Under the guidelines of this program, employee directors (currently Messrs. Steere and Bessey) are expected to own by no later than December of 1998 Company Common Stock equal in value to at least three times their annual salaries. The program also extends to the other Named Executive Officers and certain other executive officers who, as of the same date, will be expected to own Company Common Stock equal in value to at least two times their annual salaries. All other executive officers are expected to own stock with a value equivalent to their annual salaries.

    Under the program, "stock ownership" is defined as stock owned by the executive officer directly or through the Company's Savings and Investment Plan. While the Named Executive Officers and other participants in this program have been given five years in which to comply with this program, the Committee monitors the participation of the executive officers and expects that incremental progress will be made each year by each officer during the five-year phase-in period. The Committee has determined that, as of the end of 1994, acceptable progress has been made under this program by all of the Company's executive officers. As indicated earlier, the level of each Named Executive Officer's stock ownership in 1994 also was considered as a factor by the Committee when it determined the levels of the 1994 Key-Employee Stock Option grants.

GLOSSARY

    ACROSS-THE-BOARD STOCK OPTIONS. Stock options granted under the Company's Stock and Incentive Plan to a large percentage of the Company's employees. These options typically are granted every few years by the Company to regular employees in the U.S. and Puerto Rico who satisfy certain eligibility criteria.

    ANNUAL INCENTIVE AWARDS. These awards are annual cash payments which may be awarded by the Committee to executive officers on the basis of both Company performance and individual performance over the prior year. The performance indicators used to serve as the basis for an assessment of the performance of the executive officers are established by the Committee (and approved by the Board in the case of the CEO) at the beginning of the performance period.

    COMMITTEE.  The Executive Compensation Committee of the Board of Directors.

    KEY-EMPLOYEE STOCK OPTIONS. Stock options granted under the Company's Stock and Incentive Plan to a select group of management employees in the U.S. and overseas who are considered to have a substantial impact on the Company's operations.

    NAMED EXECUTIVE OFFICERS. This refers to the five most highly compensated executive officers of the Company -- Messrs. Steere, Bessey and Neimeth and Drs. McKinnell and Niblack.

    PEER  GROUP.    This group  consists  of  the eleven  health  care companies referred to in the Performance Graph that follows this report.

    PERFORMANCE-CONTINGENT SHARES. These are shares of Pfizer Inc. Common Stock that may be awarded by the Executive Compensation Committee to the Named
Executive Officers and certain other employees of the Company under the Performance-Contingent Share Award Program. For shares to be issued to any such officer or employee, however, certain preestablished Company performance criteria must be met over a preestablished performance period. This program is described in further detail on page 19 of this Proxy Statement.

    STOCK  AND  INCENTIVE  PLAN.   This  refers  to the  Pfizer  Inc.  Stock and
Incentive Plan which is described in further detail on page 20 of this Proxy Statement.
THE EXECUTIVE COMPENSATION COMMITTEE:

    Mr. Opel (Chair)(1)
    Mr. Burns(2)
    Mr. Harvey
    Mr. Labrecque
- - ------------
(1) Retired from the Board and this Committee on February 15, 1995.

(2) Became Chair of this Committee on February 15, 1995.

                               PERFORMANCE GRAPH

    Set forth below is a graph comparing the total shareholder returns (assuming reinvestment of dividends) of the Company, the Standard & Poor's ("S&P") 500 Composite Stock Index ("S&P 500"), and an industry peer index com-
piled by the Company that consists of the following companies: Abbott Laboratories, American Home Products Corp.(1), Baxter International Inc., Bristol-Myers Squibb Company, Colgate-Palmolive Co., Johnson & Johnson, Eli Lilly and Company, Merck and Co., Inc., Schering-Plough Corp., Upjohn Co. and Warner-Lambert Company (together the "Peer Group"). The Peer Group consolidation was done on a weighted average basis (market capitalization basis, adjusted at the beginning of each year). The graph assumes $100 invested at the per share closing price of the Common Stock on the New York Stock Exchange Composite Tape on December 29, 1989 (the last business day of 1989) in the Company and each of the other indices.

                                    [CHART]

               EMPLOYEE BENEFIT AND LONG-TERM COMPENSATION PLANS

RETIREMENT ANNUITY PLAN
    The Retirement Annuity Plan (the "Retirement Plan") is a funded, tax qualified, noncontributory defined benefit pension plan that covers certain employees, including the Named Executive Officers shown in the Summary Compensation Table. Benefits under the Retirement Plan are based upon the employee's earnings during service with Pfizer and/or its Associate Companies and are payable after retirement generally in the form of an annuity. Earnings covered by the Retirement Plan are actual salary, wages, bonuses and other remuneration earned. Beginning in 1989, however, the Internal Revenue Service limited the amount of annual earnings that may be considered in calculating benefits under the Retirement Plan. For 1995, the current annual limitation remains $150,000. The value of benefits, such as stock options, is not considered earnings for the purposes of the Retirement Plan.

    Benefits under the Company's Retirement Plan are calculated as an annuity equal to the greater of (i) 1.4 percent of the average earnings for the five highest consecutive calendar years prior to January 1, 1995 multiplied by years of service, up to 35 years, or (ii) 1.75 percent of such earnings less 1.5 percent of Primary Social Security benefits multiplied by years of service, up to 35 years. Actual earnings are used in benefit calculations for the period after December 31, 1994 under both formulas. Contributions to the Retirement Plan are made entirely by the Company and are paid into a trust fund from which the benefits of participants will be paid.
    In accordance with the requirements of the Code, the Retirement Plan currently limits pensions paid under the Plan to an annual maximum of $120,000 (provided, however, that based upon certain provisions in the Retirement Plan in effect as of July 1, 1982, employees may receive a larger pension if entitled thereto as of December 31, 1982). The Company also has a supplemental plan that provides that the Company will pay out of its general assets, an amount substantially equal to the difference between the amount that would have been payable under the Retirement Plan, in the absence of legislation limiting pension benefits and earnings that may be considered in calculating pension benefits, and the amount actually payable under the Retirement Plan.

                              PENSION PLAN TABLES

    The following table shows, for the final compensation and years of service indicated, the annual pension benefit, payable commencing upon retirement at age 65 under the present benefit formula of the Retirement Plan and its related supplemental plan. The estimated retirement benefits have been computed on the assumptions that (i) payments will be made in the form of a 50 percent joint and survivor annuity (and both the Plan member and spouse are age 65), (ii) during the period of employment the employee received annual compensation increases of six percent and (iii) the employee retired as of December 31, 1994.

                                                            YEARS OF SERVICE
                                   ------------------------------------------------------------------
          REMUNERATION                 15           20            25            30            35
- - ---------------------------------  ----------  ------------  ------------  ------------  ------------
$ 250,000........................  $   48,919  $     65,225  $     81,531  $     97,838  $    114,144
  300,000........................      59,248        78,998        98,747       118,497       138,246
  400,000........................      79,908       106,544       133,180       159,816       186,451
  450,000........................      90,237       120,317       150,396       180,475       210,554
  500,000........................     100,567       134,089       167,612       201,134       234,656
  600,000........................     121,226       161,635       202,044       242,453       282,861
  700,000........................     141,886       189,181       236,476       283,771       331,066
  800,000........................     162,545       216,726       270,908       325,090       379,271
  950,000........................     193,534       258,045       322,556       387,067       451,579
 1,000,000.......................     203,863       271,818       339,772       407,727       475,681
 1,200,000.......................     245,182       326,909       408,636       490,364       572,091
 1,800,000.......................     369,137       492,183       615,229       738,275       861,321
 2,100,000.......................     431,115       574,820       718,525       862,230     1,005,935
 3,000,000.......................     617,049       822,731     1,028,414     1,234,097     1,439,780
 3,500,000.......................     720,345       960,460     1,200,575     1,440,690     1,680,805
 4,300,000.......................     885,619     1,180,825     1,476,032     1,771,238     2,066,444

    As of December 31, 1994, the period of service covered by the Retirement Plan and the supplemental plan are, for Mr. Steere -- 35 years; Mr. Bessey -- 30 years, 8 months; Dr. Niblack -- 27 years, 1 month; Mr. Neimeth -- 32 years, 4 months; and Dr. McKinnell -- 23 years, 10 months. Compensation covered by the Retirement Plan and its related supplemental plan for the named executive officers are the amounts set forth in the 1994 "Salary," "Bonus" and "LTIP Payouts" columns of the Summary Compensation Table. The basis upon which benefits are calculated under the Company's Retirement Plan is described in the "Retirement Annuity Plan" section on page 17 of this Proxy Statement.

PERFORMANCE-CONTINGENT SHARE AWARD PROGRAM
    Under the Performance-Contingent Share Award Program (the "Program"), participating employees may be granted an opportunity by the Company's Executive Compensation Committee to earn shares of Common Stock provided certain performance criteria are met. The performance formula is nondiscretionary and is comprised of two performance criteria -- total shareholder return (including reinvestment of dividends) and earnings per share (as reported) -- measured point-to-point over the applicable performance period relative to the performance of the Peer Group as defined in the "Performance Graph" section of this Proxy Statement. The 200 most highly compensated employees of the Company are eligible to be granted the opportunity by the Executive Compensation Committee to earn Performance-Contingent Shares. Except for awards made in 1993, all awards granted under the Program are based upon a five-year performance period. Awards earned by the Named Executive Officers under this Program for the performance period ended December 31, 1994 are shown in the "LTIP Payouts ($)" column of the Summary Compensation Table.

SAVINGS AND INVESTMENT PLAN
    Under the terms of the Savings and Investment Plan (the "Savings Plan"), participating employees may contribute up to 15 percent of regular earnings into their Savings Plan accounts. A participating employee may elect to make after-tax contributions, before-tax contributions, or both after-tax and before-tax contributions. In addition, under the Savings Plan, the Company contributes an amount equal to one dollar for each dollar contributed by participating employees up to the first two percent of their regular earnings and fifty cents for each additional dollar contributed by employees on the next four percent of their regular earnings. The Company's matching contributions are invested solely in the Company's Common Stock.

    In accordance with the requirements of the Code, the Savings Plan currently limits the additions that can be made to a participating employee's account to $30,000 per year. The term "additions" includes Company matching contributions, before-tax contributions made by the Company at the request of the participating employee under Section 401(k) of the Code, and employee after-tax contributions.

    Of those additions, the maximum before-tax contribution is limited, effective January 1, 1994, to $9,240 per year. In addition, effective January 1, 1994, no more than $150,000 of annual compensation may be taken into account in computing benefits under the Savings Plan, in accordance with the Code. The Company has a supplemental plan to pay out of general assets, an amount substantially equal to the difference between the amount that, in the absence of legislation limiting such additions and the $150,000 limitation on earnings, would have been allocated to a participating employee's account as employee before-tax contributions, Company matching contributions and forfeitures, and the amount actually allocated under the Savings Plan. Employees affected by these limitations can make limited deferrals of income under this supplemental plan and receive credit for such deferrals towards their retirement benefit under the Company's retirement plans.

    Amounts  deferred,  if  any,  under   the  Savings  Plan  and  the   related
supplemental plan in 1994 by the Company's Named Executive Officers, are included in the "Salary" and "Bonus" columns of the Summary Compensation Table shown on page 9 of this Proxy Statement. Company matching contribu-tions allocated to the Named Executive Officers under the Savings Plan and the related supplemental plan are shown in the "All Other Compensation" column of the Summary Compensation Table.

STOCK AND INCENTIVE PLAN
    Pursuant to the Stock and Incentive Plan (the "Incentive Plan"), Company employees may be granted stock options, stock appreciation rights, stock awards (including restricted stock awards), or performance unit awards, either as a result of a general grant or as a result of an award based on having met certain performance criteria, as determined by the Employee Compensation and Management Development Committee or the Executive Compensation Committee, as applicable. Non-employee directors of the Company are not eligible to participate in this Plan.

                              SEVERANCE AGREEMENTS

    The Company has entered into severance agreements with certain executive officers, including each of the Named Executive Officers shown in the Summary Compensation Table. The agreements continue through September 30, 1996 and provide that they are to be automatically extended in one-year increments unless the Company has given prior notice of termination.

    These agreements are intended to provide for continuity of management in the event of a change in control of the Company. The agreements provide that covered executive officers could be entitled to certain severance benefits following a change in control of the Company. If, following a change in control, the executive officer is terminated by the Company for any reason, other than for disability or for cause, or if such executive officer terminates his or her employment for good reason (as this term is defined in the agreements), then the executive officer is entitled to a severance payment that will be 2.99 times the greater of (i) the executive officer's base amount, as defined in the agreements or (ii) the sum of the executive officer's (a) base salary in effect at the time of termination and (b) the higher of the (x) last full-year annual incentive payment or (y) projected annual incentive payment for the year in which termination occurs. The severance payment generally is made in the form of a lump sum.

    In addition, in the event of such a termination following a change in control, under the agreements each executive officer would receive a payout of all outstanding Performance-Contingent Share Awards that had been granted to him or her prior to the date of termination at the maximum amounts that could have been earned pursuant to the awards. The executive officer would also receive a benefit payable from the Company's general funds calculated using the benefit calculation provisions of the Company's Retirement Annuity Plan and the Company's unfunded Supplemental Retirement Plan with the following additional features: the executive officer would receive credit for an additional three years of service and compensation for purposes of calculating such benefit; the benefit would commence at age 55 (or upon the date of termination, if the executive officer is then over age 55) and for this purpose, the executive officer would be assumed to be three years older than his actual age; such benefit shall be further determined without any reduction on account of its receipt prior to age 65; and, such benefit would be offset by any amounts otherwise payable under the Company's Retirement Annuity Plan and unfunded Supplemental Retirement Plan. The executive officer would also become vested in all other benefits available to retirees of the Company including, without limitation, retiree medical coverage. All restrictions on restricted stock previously awarded to such executive officer would lapse and all unvested options granted to such executive officer would vest and become exercisable for the remainder of the term of the option.

    If a change in control occurs, the agreements are effective for a period of four years from the end of the then existing term. Under the severance agreements, a change in control would include any of the following events: (i) any "person", as defined in the Securities Exchange Act of 1934, as amended, acquires 20 percent or more of the Company's voting securities; (ii) a majority of the Company's directors are replaced during a two-year period; or (iii) shareholders approve certain mergers, or a liquidation, or sale of the Company's assets. In the event that any payments made in connection with a change in control would be subjected to the excise tax imposed by Section 4999 of the Code, the Company will "gross-up" the executive officer's compensation for all federal, state and local income and excise taxes and any penalties and interest thereon.

    In   certain  circumstances,  the  Company   is  obligated  to  fund  trusts
established to secure its obligations to make payments under the severance agreements in advance of the time payment is due.

                  COMPENSATION OF DIRECTORS AND OTHER MATTERS

    The non-employee directors of the Company receive an annual cash retainer of $26,000 per year. Non-employee directors who serve on one Board committee or more (other than the Executive Committee) receive an additional annual fee of $4,000 for such service. In addition, non-employee directors who chair a Board committee receive an additional $2,000 per year, per committee. Directors who are employees of the Company receive no retainers for Board-related service.

    The non-employee directors of the Company also receive a fee of $1,500 for attending each Board meeting, committee meeting, Annual Meeting of Shareholders, for each day of a visit by the Board to a plant or office of the Company or its subsidiaries, and for attending any other business meeting to which the director is invited by the Board or the Executive Committee. Directors who are employees of the Company receive no fees for attending any such meeting.

    In addition to the cash compensation discussed above, all non-employee directors listed above except George Harvey, who joined the Board later in the year, were awarded 300 shares of restricted Common Stock on the day of the 1994 Annual Meeting of Shareholders under the Company's Restricted Stock Plan for Non-Employee Directors. Subsequent to these awards, this Plan was amended by the Board to provide for the cessation of such awards. At the same time, the Board provided for the award of units measured by the price of the Company's Common Stock under the renamed "Pfizer Inc. Nonfunded Deferred Compensation and Unit Award Plan for Non-Employee Directors." Mr. Harvey received an award of 300 units under the Nonfunded Deferred Compensation and Unit Award Plan for Non-Employee Directors (described below) at the time he was elected to the Board in September of 1994.

BENEFIT PLANS FOR NON-EMPLOYEE DIRECTORS

    Under the Pfizer Inc. Nonfunded Deferred Compensation and Unit Award Plan for Non-Employee Directors, directors who are not employees of the Company or any of its subsidiaries may defer the above fees. At the director's election, the fees held in his or her account may be credited either with interest at a specified rate, or with units. The units are calculated by dividing the amount of the fee by the closing price of the Common Stock as of the last business day prior to the date that the fees would otherwise be paid. The units in a director's account are increased by the value of any distributions on the Common Stock, allocated in accordance with the number of units in the account. Following the director's termination from the Company, the amount held in his or her account is then payable in cash. The amount to be paid is determined by multiplying the number of units in the account by the closing price of the Common Stock as of the last business day prior to the payment date.

    Also under this Plan, non-employee directors are granted an initial award of 300 units upon first becoming a director. Thereafter, each non-employee director is granted an annual award of 300 such units as of the date of the Company's Annual Meeting of Shareholders (provided the director will continue to serve as a director following the meeting). Units awarded under the Plan may not be assigned, terminated or modified by a director. Participation in the Plan is limited to directors who are not employees of the Company or any of its subsidiaries. The awards under this Plan are made in addition to the directors' annual cash retainers and meeting attendance fees.

    The Company has a Retirement Plan for Non-Employee Directors. Under this Plan, a retiring non-employee director may receive a pension if he or she (i) is at least 60 years of age at the time of retirement, (ii) has served a minimum of five years on the Board, and (iii) his or her age plus years of service equal at least 70; provided, however, that the foregoing requirements set forth in clauses (ii) and (iii) above shall not apply to any non-employee director who leaves the Board after attaining age 60 to accept a position with, or provide services to, a governmental, charitable or educational institution, the policies of which prohibit continued service as a director. The pension is an annuity equal to the director's annual cash retainer at the time of retirement. This annual cash retainer in 1994 was $26,000. The pension generally is paid to the director or to his or her spouse for a period of time equal to the period that the director served on the Board. In 1994, however, an exception to the usual payment plan was made by the Board in connection with the retirement of William
J. Crowe, Jr. Admiral Crowe was appointed by President Clinton as the United States Ambassador to the United Kingdom shortly after his retirement from the Board in April of 1994. Due to certain government restrictions, the Board decided to pay Admiral Crowe his pension in a single lump sum amount. This payment totalled $130,000.

    In certain circumstances, the Company is obligated to fund trusts established to secure its obligations to make payments to its directors under the above benefit plans, programs or agreements in advance of the time payment is due.

CONSULTING AGREEMENTS

    Under a consulting agreement with the Company, Mr. Pratt consults with the Company on business matters involving the areas of tax, trade and intellectual property. In return for this advice, the Company is obligated to pay Mr. Pratt an annual consulting fee, payable monthly. The agreement runs year-to-year and may be terminated at the end of any year by either the Company or Mr. Pratt on 90 days written notice, or upon the mutual agreement of both parties. In addition, the Company must reimburse Mr. Pratt for reasonable business expenses he incurs in connection with the services he provides to the Company under this agreement. The amount paid to Mr. Pratt under the agreement for the services he rendered to the Company during 1994 was $100,000.

    In addition, Dr. Marks received $14,000 in consulting fees in connection with two business trips he took with Mr. Steere in 1994.

RELATED TRANSACTIONS

    During 1994, the Company engaged the services of Lazard Freres & Co., of which Mr. Rohatyn is a General Partner and Mr. Lynn is a Senior Advisor. Lazard Freres & Co. acted as a financial advisor in connection with potential acquisitions and general corporate matters, as a broker in connection with the purchase and sale of securities, and as an underwriter in connection with the sale of securities. In 1995, the Company plans to retain this firm for such services. In addition, the Pfizer Retirement Annuity Plan is a limited partner in Corporate Partners, L.P., of which LFCP Corp., a wholly-owned subsidiary of Lazard Freres & Co., is the General Partner.

    During 1994, the Company received from The Chase Manhattan Bank, N.A. $1,505,368 representing income generated from a $25 million notional principal amount fixed-to-floating-interest-rate swap. Mr. Labrecque is Chairman and Chief Executive Officer of the Bank. In addition, the Company had the following transactions in 1994 with Mineral Technologies, Inc., of which Dr. Valles is Chairman and Chief Executive Officer: purchases of granular lime and calcium carbonate for approximately $400,000.

    The Company also had the following transactions in 1994 with Pitney Bowes, of which George B. Harvey is Chairman, President, and Chief Executive Officer: the leasing and purchasing of office equipment including fax machines, postage meters, supplies and parts for $188,290.

    The transactions described in this section were entered into by the Company pursuant to arm's length negotiations in the ordinary course of business and on terms that the Company believes to be fair.

COMPENSATION COMMITTEE INTERLOCKS AND INSIDER PARTICIPATION

    In 1994, the following members of the Board served on the Executive Compensation Committee: Messrs. Opel (Chair), Burns, Harvey and Labrecque. Mr. Opel retired from both the Board and the Executive Compensation Committee as of February 15, 1995 and Mr. Burns was appointed Chair of the Executive Compensation Committee as of that same date. As noted above under the "Related Transactions" section, during this same time, the Company received $1,505,368 from The Chase Manhattan Bank, N.A., of which Mr. Labrecque is Chairman and
Chief Executive Officer, representing income generated from a $25 million notional principal amount fixed-to-floating-interest-rate swap. In addition, in 1994 the Company paid Pitney Bowes $188,290 for the purchase and leasing of office equipment. Mr. Harvey is the Chairman, President and Chief Executive Officer of Pitney Bowes.

ADDITIONAL INFORMATION

    The directors (other than Ms. Horner, and Messrs. Burns, Harvey, Labrecque and Raines) and certain officers and former directors and officers of the Company are defendants in a civil suit brought purportedly on behalf of the Company as a shareholder derivative action in the Superior Court of the State of California, County of Orange. The complaint alleges breaches of fiduciary duty and other common law violations in connection with the manufacture and distribution of Shiley heart valves and seeks, among other things, unspecified money damages. The defendants in the action believe that the suit is without merit.

                                BOARD COMMITTEES

THE EXECUTIVE COMPENSATION COMMITTEE

    During 1994, the Executive Compensation Committee consisted of Mr. Opel (Chair), Mr. Burns and Mr. Labrecque. Mr. Harvey was appointed to the Committee on September 22, 1994. None of the directors on this Committee are employees of the Company. Mr. Opel retired from both the Board and this Committee on February 15, 1995. Mr. Burns became the Chair of the Committee at that time. The Committee met eight times in 1994.

    The functions of the Executive Compensation Committee are to establish and review the guidelines and standards for evaluating the performance of the employee-directors and other elected officers of the Company and to establish the salaries and other compensation for such employees. The Executive Compensation Committee Report is included on page 13 of this Proxy Statement.

THE CORPORATE GOVERNANCE COMMITTEE

    During 1994, the Corporate Governance Committee (formerly the Nominating Committee) consisted of Mr. Lynn (Chair), Miss Fippinger and Dr. Marks. Ms. Horner was appointed to the Committee on September 22, 1994. None of the directors on this Committee are employees of the Company. On January 26, 1995, Dr. Marks was appointed Chair of the Committee. Mr. Lynn continues to serve as a member of the Committee. During 1994, this Committee met six times. One of the functions of this Committee is to make recommendations to the Board concerning the appropriate size and needs of the Board, to consider candidates to fill new positions created by expansion and vacancies which occur whether by resignation, by retirement, or for any other reason and to recommend candidates for election as directors at the Annual Meeting of Shareholders. In carrying out its duties, the Committee considers for nomination nominees submitted to the Board by other directors and shareholders, pursuant to the requirements set forth below. The Corporate Governance Committee also confers with management concerning management's plans for succession to officer and senior management positions in the Company. Additional functions of the Committee include: monitoring and making recommendations to the Board regarding the memberships and functions of Board committees and the structure of Board meetings; considering questions of possible conflicts of interest of Board members; and reviewing the outside activities of senior executive officers of the Company.

    Nominations for director nominees must be submitted in writing to the Secretary of the Company at 235 East 42nd Street, New York, NY 10017. A nomination must be received no later than: (1) 60 days in advance of an annual meeting if it is being held within 30 days preceding the anniversary date of the previous year's meeting, or (2) 90 days in advance of such meeting if it is being held on or after the anniversary date of the previous year's meeting. With respect to any other annual or special meeting, the nomination must be received by the 10th day following the date of public disclosure of the date of such meeting. The nomination must contain the following information about the nominee: name, age, business and residence addresses; principal occupation or employment; the number of shares of Common Stock held by the nominee; the information that would be required under the rules of the Securities and Exchange Commission in a proxy statement soliciting proxies for the election of such nominee as a director; and a signed consent of the nominee to serve as a director of the Company, if elected.

THE AUDIT COMMITTEE

    The Audit Committee consists of Dr. Ikenberry (Chair), Mr. Raines and Mr. Rohatyn, none of whom is an employee of the Company. Ms. Horner was a member of this Committee through September 22, 1994. During 1994, the Committee met four times. The functions of the Audit Committee include the review of the programs of the Company's internal auditors and the results of their audits, the adequacy of the Company's system of internal financial controls and accounting practices; the review, with the independent auditors, of the scope of their annual audit and estimated audit fees, prior to its commencement, and of the independent auditor's report and findings, subsequent to its completion; the review with the independent auditors of the annual and quarterly financial statements of the Company; the review of Company compliance with the Foreign Corrupt Practices Act; the recommendation of independent auditors for appointment annually by the Board, subject to the approval of the shareholders; the initiation of such other examinations as the Committee deems advisable with respect to such matters as the adequacy of the system of internal controls and the accounting practices of the Company; and the taking of such action as the Committee finds appropriate with respect to these activities.

             ITEM 2 -- APPROVAL OF APPOINTMENT OF AUDITORS FOR 1995

    The Board, upon the recommendation of its Audit Committee, has appointed KPMG Peat Marwick LLP to serve as the Company's independent auditors for 1995, subject to the approval of the shareholders. The firm and its predecessors have audited the financial records of the Company for many years during which time the practice of rotating the engagement partner has been followed. The Board considers the firm to be well qualified.

    It is expected that representatives of KPMG Peat Marwick LLP will be present at the Annual Meeting to answer questions. They also will have the opportunity to make a statement if they desire to do so.

    Total audit fees paid to all independent auditors by the Company for 1994 were approximately $5,857,000, of which $5,620,000 was attributable to KPMG Peat Marwick LLP.

    The affirmative vote of a majority of votes cast on this proposal is required for the approval of this proposal.

    THE BOARD UNANIMOUSLY RECOMMENDS A VOTE "FOR" THE APPROVAL OF KPMG PEAT MARWICK LLP AS INDEPENDENT AUDITORS OF THE COMPANY FOR THE YEAR 1995.

    ITEM 3 -- INCREASE IN AUTHORIZED COMMON STOCK AND DECREASE IN PAR VALUE

    The Board has unanimously adopted a resolution amending the Company's Restated Certificate of Incorporation to increase the number of shares of authorized Common Stock by 750,000,000 shares and to decrease the par value per share of the Common Stock to $.05 per share. The Board submits that resolution, which follows, to the shareholders:

    "Resolved, that the first paragraph of Article FOURTH of the Restated Certificate of Incorporation be amended to read as follows:

    A.  Authorized Shares and Classes of Stock.

    The total number of shares and classes of stock that the Company shall have authority to issue is one billion five hundred twelve million (1,512,000,000) shares, which shall be divided into two classes, as follows: twelve million (12,000,000) shares of Preferred Stock, without par value, and one billion five hundred million (1,500,000,000) shares of Common Stock of the par value of $.05 per share."

    If the proposed amendment is adopted by the shareholders, the Company plans to file a Certificate of Amendment to the Restated Certificate of Incorporation to be effective as soon as practicable following the Annual Meeting of Shareholders.

    On December 31, 1994, of the 750,000,000 authorized shares of Common Stock, a total of 314,225,975 shares was outstanding, 26,104,841 shares were held in the Company's treasury, 872,357 shares were reserved for issuance on conversion of the Company's 4% Convertible Subordinated Debentures Due 1997, 2,306,833 shares were reserved for issuance under the Shareholder Investment Program, 200,000 shares were reserved for issuance under the Performance-Contingent Share Award Program, 3,500,000 shares were reserved for issuance under the Company's Savings and Investment Plan, 200,000 shares were reserved for issuance under the Company's Pfizer Seiyaku Employee Stock Ownership Plan, 32,700 shares were reserved for issuance under the Company's Restricted Stock Plan for Non-Employee Directors and 26,996,060 shares were reserved for issuance under the Company's Stock and Incentive Plan. The remainder of shares of authorized Common Stock was not issued or subject to reservation.

    Except as noted below, while the Company has no present plans, agreements, or commitments for the issuance of additional shares of Common Stock, the Board believes that the availability of additional shares will afford the Company greater flexibility in considering possible future action, such as stock splits or stock dividends. It is the intention of the Board barring unusual circumstances, to declare a two-for-one stock split in the form of a stock dividend at its meeting which follows the Annual Meeting of Shareholders if the increase in authorized shares is approved. The additional shares will also be available for future acquisitions of property and of securities of other companies and for other corporate purposes. The additional shares will be available for issuance from time to time without further action by the shareholders and without first offering such shares to the shareholders. Shareholders do not have preemptive rights with respect to the Common Stock. The issuance of Common Stock, or securities convertible into Common Stock on other than a pro-rata basis, would result in the dilution of a present shareholder's interest in the Company. The affirmative vote of the holders of a majority of the outstanding shares of Common Stock entitled to vote thereon is required for the adoption of the proposed amendment.

THE BOARD UNANIMOUSLY RECOMMENDS A VOTE "FOR" THE PROPOSAL TO AMEND THE RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE AUTHORIZED NUMBER OF SHARES OF COMMON STOCK AND TO DECREASE THE PAR VALUE PER SHARE OF THE COMMON STOCK.

          COMPLIANCE WITH SECTION 16(A) OF THE SECURITIES EXCHANGE ACT

    Section 16 of the Securities Exchange Act of 1934 ("Section 16") requires that reports of beneficial ownership of Common Stock and changes in such ownership be filed with the SEC by the Company's directors and executive officers. The Company is required to conduct a review and to identify in its proxy statement each director or officer who failed to file any required reports under Section 16 on a timely basis. Based upon that review, the Company has determined that in January 1993 Mr. Neimeth made a charitable gift of stock that was reported on a 1994 Form 5. To the Company's knowledge, all other Section 16 reporting requirements applicable to its directors and other executive officers were complied with for fiscal year 1994.

                                 MISCELLANEOUS

    Under the rules of the SEC, shareholder proposals intended to be presented at the 1996 Annual Meeting must be received by the Company at its principal executive offices by November 17, 1995 for inclusion in the proxy statement and form of proxy relating to that meeting.

    The cost of soliciting proxies will be borne by the Company. In addition to the solicitation of proxies by the use of the mails, the Company may use telephone, telegraph and personal contact. Such solicitation will be made by regular employees of the Company without additional compensation for such services. The Company has also engaged Morrow & Co., Inc. to assist in the proxy solicitation, and has agreed to pay $25,000 plus expenses for such soliciting services.

  By order of the Board,

            [SIG]
  C. L. Clemente
  SECRETARY

                                        [MAP]

                                  PFIZER INC.
                                     PROXY
                      SOLICITED BY THE BOARD OF DIRECTORS
                     FOR THE ANNUAL MEETING OF SHAREHOLDERS
                            APRIL 27, 1995, 10 A.M.
                            AT THE GRAND HYATT HOTEL
                        42ND STREET AND LEXINGTON AVENUE
                                  NEW YORK, NY
                                               THE  UNDERSIGNED  HEREBY APPOINTS
                                               WILLIAM C. STEERE, JR., HENRY  A.
                                               MCKINNELL, JR., AND C.L.
                                               CLEMENTE,  AND  EACH OF  THEM, AS
                                               PROXIES, EACH WITH FULL POWER  OF
                                               SUBSTITUTION, AND HEREBY
                                               AUTHORIZES  THEM TO REPRESENT AND
                                               TO VOTE,  AS  DESIGNATED  ON  THE
                                               REVERSE  SIDE  OF THIS  FORM, ALL
                                               THE SHARES  OF  COMMON  STOCK  OF
                                               PFIZER INC. HELD OF RECORD BY THE
                                               UNDERSIGNED ON FEBRUARY 27, 1995,
                                               AT    THE   ANNUAL   MEETING   OF
                                               SHAREHOLDERS TO BE HELD ON  APRIL
                                               27,  1995  AT 10:00  A.M.  AT THE
                                               GRAND HYATT  HOTEL,  42ND  STREET
                                               AND  LEXINGTON AVENUE,  NEW YORK,
                                               NY, OR ANY ADJOURNMENT THEREOF.

                                               IF NO OTHER INDICATION IS MADE ON
                                               THE REVERSE  SIDE OF  THIS  FORM,
                                               THE  PROXIES SHALL VOTE FOR ITEMS
                                               NUMBER 1, 2 AND  3 AND, IN  THEIR
                                               DISCRETION,   UPON   SUCH   OTHER
                                               BUSINESS  AS  MAY  PROPERLY  COME
                                               BEFORE THE MEETING.

                                                     (CONTINUED ON REVERSE SIDE)

                                                     (CONTINUED FROM OTHER SIDE)
PFIZER INC.


  THE BOARD OF DIRECTORS RECOMMENDS A VOTE "FOR" ITEMS 1, 2      3.A proposal to approve an amendment to the Company's
  AND 3.                                                           Restated Certificate of Incorporation to provide for an
1.Election of Directors. (Mark ONE box only).                      increase in the number of authorized shares of Common
  Nominees: Grace J. Fippinger, James T. Lynn,                     Stock and a decrease in the par value per share of the
             Paul A. Marks, Edmund T. Pratt, Jr.,                  Common Stock. (Mark ONE box only).
             Felix G. Rohatyn, and William C. Steere, Jr.            FOR           AGAINST           ABSTAIN
/ / FOR all nominees,     / / Vote WITHHELD                           / /                / /                   / /
   except vote withheld       from all nominees                    IF ACTING AS ATTORNEY, EXECUTOR, TRUSTEE, OR IN OTHER
   from the following                                              REPRESENTATIVE CAPACITY, PLEASE SIGN NAME AND TITLE.
   nominees (if any):                                                                                                  / /95
   ---------------------------------------------                 ------------------------------------------------------------
2.A proposal to approve the appointment of KPMG Peat Marwick                   (Signature of Shareholder)            Date
  LLP to serve as independent auditors for 1995.                                                                       / /95
  (Mark ONE box only).                                           ------------------------------------------------------------
    FOR           AGAINST           ABSTAIN                                     (Signature, if held jointly)             Date
     / /                / /                   / /                  Please sign, date, and return this proxy form in the
                                                                   enclosed return envelope. Thank you.